Advances to Suppliers (Tables)	12 Months Ended
Jun. 30, 2024
Advances to Suppliers [Abstract]
Schedule of Allowance for Credit Loss for the Advances to Suppliers	ADVANCES TO SUPPLIERS
	As of June 30,
	2024	2023
Advances to suppliers	$12,697,192	$8,864,972
Less: allowance for credit losses	-	-
Advances to suppliers, net	$12,697,192	$8,864,972